VAN WAGONER FUNDS, INC.
              Three Embaracadero Center, Suite 1120
                      San Francisco, CA 94111

                            May 2, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-1004

RE:  Van Wagoner Funds, Inc.
     1933 Act Registration No. 33-98358
     1940 Act Registration No. 811-9116

Ladies and Gentlemen:

In accordance with Rule 497(j) of under the Securities Act of 1933, as amended, Van Wagoner Funds, Inc. (the "Funds") certifies that:

a. the forms of prospectuses and statements of additional information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Funds' registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Funds' registration statement was filed with the Commission via EDGAR on April 27, 2007.


                                  Very truly yours,

                                  Van Wagoner Funds, Inc.



                                  /s/  Elyce Dilworth
                                  By:  Elyce Dilworth
                                       President